Net Other Operating (Income) Loss - Disclosure of Components of Net Other Operating (Income) Expense (Details) - CAD ($) $ in Millions		12 Months Ended
	Jul. 20, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Alberta Off-Coal Agreement	$ (40)	$ (40)	$ (40)	$ (40)
Liquidated damages recoverable		(12)	0	0
Insurance recoveries		(7)	0	0
Supplier and other contract settlements		5	34	0
Onerous contract provisions		0	14	29
Retail power contract amortization		(4)	0	0
Net other operating (income) loss		$ (58)	$ 8	$ (11)